                                 MERRIMAC SERIES
                              Merrimac Cash Series
                              Merrimac Prime Series
                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

                                  Premium Class
                                  Reserve Class
                               Institutional Class
                                  Adviser Class
                                Investment Class

Effective May 28, 2003 the Prospectus and Statement of Additional Information of the Merrimac Series (the "Trust") dated May 1, 2003 is hereby supplemented and amended as follows:

INVESTMENT SUB-ADVISER TO THE MERRIMAC CASH PORTFOLIO, MERRIMAC PRIME PORTFOLIO AND THE MERRIMAC U.S. GOVERNMENT PORTFOLIO

On May 23, 2003, the Board of Trustees of the Merrimac Master Portfolio appointed Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") as sub-adviser to the Merrimac Cash Portfolio, Merrimac U.S. Government Portfolio and Merrimac Prime Portfolio. The appointment of Lincoln as sub-adviser to the Merrimac Prime Portfolio and the sub-advisory agreement with Lincoln and Investors Bank & Trust - Advisory Division (the "Adviser") with respect to the Merrimac Prime Portfolio is effective June 1, 2003. The appointment of Lincoln as sub-adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio under interim sub-advisory agreements ("Interim Agreements") will be effective June 1, 2003.

The team of investment professionals involved in the management of the portfolios at Lincoln include substantially all of the professional staff who previously managed the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio at Opus Investment Management, Inc. ("OIM") (formerly Allmerica Asset Management, Inc.)

 The Interim Agreements will be submitted to shareholders for their approval at a meeting to be held on or about August 15, 2003. The terms of the Interim Agreements are substantially the same as the terms of the previous investment sub-advisory agreements with OIM, except for the effective date and termination date.

                                  ------------
                                       M

                                    MERRIMAC
                                  ------------

MAY 1, 2003, AS AMENDED MAY 28, 2003                                PROSPECTUS

------------------------------------------------------------------------------
                               MERRIMAC SERIES

MERRIMAC CASH SERIES
MERRIMAC PRIME SERIES
MERRIMAC TREASURY SERIES
MERRIMAC TREASURY PLUS SERIES
MERRIMAC U.S. GOVERNMENT SERIES
MERRIMAC MUNICIPAL SERIES

                                PREMIUM CLASS

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Premium Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

--------
CONTENTS
--------

THE FUNDS

RISK/RETURN SUMMARIES

                                                                            Page
Cash Series ................................................................  1
Prime Series ...............................................................  4
Treasury Series ............................................................  6
Treasury Plus Series .......................................................  9
U.S. Government Series ..................................................... 12
Municipal Series ........................................................... 15
FUNDS' MANAGEMENT  ......................................................... 18

YOUR INVESTMENT

SHAREHOLDER INFORMATION
Purchases .................................................................. 19
Redemptions ................................................................ 20
Valuation of Shares ........................................................ 21
Dividends and Distributions ................................................ 22
Federal Taxes .............................................................. 22
Master/Feeder Structure .................................................... 22
Privacy Policy ............................................................. 22

FINANCIAL HIGHLIGHTS ....................................................... 24

APPENDIX A -- Description of Securities In Which the Portfolios Can Invest . 25

FOR MORE INFORMATION

Back Cover

                            RISK/RETURN SUMMARIES

    The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

    Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                             MERRIMAC CASH SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY


    The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln"), the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


o   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

    o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

               1999                     5.22%
               2000                     6.52%
               2001                     4.31%
               2002                     1.88%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.67% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.41% (quarter ending 12/31/2002).

    AVERAGE ANNUAL TOTAL RETURN

    PERIODS ENDED DECEMBER 31, 2002
    ..........................................................................


                                     1 YEAR      LIFE OF FUND    INCEPTION DATE

    Cash Series* - Premium Class     1.88%            4.57%       June 25, 1998

    * From September 1, 1998 to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the Cash Portfolio. The team of investment professionals currently involved in the management of the Cash Portfolio at Lincoln include substantially all of the professional staff who previously managed the Cash Porfolio at Opus Investment Management, Inc. Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.


o   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                               PREMIUM CLASS
    Management Fees                                                0.17%
    Distribution (12b-1) Fees                                      None
    Other Expenses (1)                                             0.02%
                                                                   -----
    Total Annual Fund Operating Expenses (2)                       0.19%
                                                                   =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR           3 YEARS            5 YEARS           10 YEARS
                $19              $60                $105              $241

                            MERRIMAC PRIME SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY


    The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Lincoln Capital Fixed Income Management Company, LLC, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


o   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

    o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

o   FEES AND EXPENSES

    The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                            PREMIUM CLASS
    Management Fees                                             0.17%
    Distribution (12b-1) Fees                                   None
    Other Expenses (1)                                          0.06%
                                                                -----
    Total Annual Fund Operating Expenses (2)                    0.23%
                                                                =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR                            3 YEARS
                 $24                                $75

                           MERRIMAC TREASURY SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

    The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.

o   MAIN RISK OF INVESTING IN THE FUND

    The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

               2000                     5.81%
               2001                     3.84%
               2002                     1.54%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.34% (quarter ending 12/31/2002).

    AVERAGE ANNUAL TOTAL RETURN

    PERIODS ENDED DECEMBER 31, 2002
    ..........................................................................

                                   1 YEAR     LIFE OF FUND     INCEPTION DATE
Treasury Series - Premium Class    1.54%         3.90%        February 19, 1999

o   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                            PREMIUM CLASS
    Management Fees                                             0.17%
    Distribution (12b-1) Fees                                   None
    Other Expenses (1)                                          0.03%
                                                                -----
    Total Annual Fund Operating Expenses (2)                    0.20%
                                                                =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR         3 YEARS        5 YEARS          10 YEARS
                $20            $63            $112             $254

                        MERRIMAC TREASURY PLUS SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

    The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

o   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                    2001                3.75%
                    2002                1.50%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.33% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.32% (quarter ending 12/31/2002).

    AVERAGE ANNUAL TOTAL RETURN

    PERIODS ENDED DECEMBER 31, 2002
    ..........................................................................

                                           1 YEAR   LIFE OF FUND  INCEPTION DATE
    Treasury Plus Series - Premium Class   1.50%    3.56%         May 1, 2000

o   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES --EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                        PREMIUM CLASS
    Management Fees                                         0.17%
    Distribution (12b-1) Fees                               None
    Other Expenses (1)                                      0.05%
                                                            -----
    Total Annual Fund Operating Expenses (2)                0.22%
                                                            =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR         3 YEARS       5 YEARS      10 YEARS
                $23            $72           $125         $281

                       MERRIMAC U.S. GOVERNMENT SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY


    The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Lincoln Capital Fixed Income Management Company, LLC, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


o   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks in investing in the Fund are as follows:

    o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                    2001                     4.07%
                    2002                     1.85%

    During the periods shown in the bar chart, the highest total return for a quarter was 1.40% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.43% (quarter ending 9/30/2002).

    AVERAGE ANNUAL TOTAL RETURN

    PERIODS ENDED DECEMBER 31, 2002
    ..........................................................................

                                    1 YEAR    LIFE OF FUND    INCEPTION DATE

    U.S. Government Series*
       - Premium Class              1.85%     3.81%           May 1, 2000

    * From the inception date until June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) acted as investment sub-adviser for the U.S. Government Portfolio. The team of investment professionals currently involved in the management of the U.S. Government Portfolio at Lincoln include substantially all of the professional staff who previously managed the U.S. Government Portfolio at Opus Investment Management, Inc.


o   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                        PREMIUM CLASS
    Management Fees                                         0.17%
    Distribution (12b-1) Fees                               None
    Other Expenses (1)                                      0.02%
                                                            -----
    Total Annual Fund Operating Expenses (2)                0.19%
                                                            =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR             3 YEARS           5 YEARS        10 YEARS
                $19                $60               $105           $241

                          MERRIMAC MUNICIPAL SERIES

o   THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

    The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

    ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

o   MAIN RISKS OF INVESTING IN THE FUND

    The primary risks of investing in the Fund are as follows:

    o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

    o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

    o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

    o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

    o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

    The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

    In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

    Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o   THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

    The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

o   FUND PERFORMANCE

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

    TOTAL RETURN -- PREMIUM CLASS

                    2002                     1.21%

    During the period shown in the bar chart, the highest total return for a quarter was 0.33% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.28% (quarter ending 3/31/2002).

    AVERAGE ANNUAL TOTAL RETURN

    PERIODS ENDED DECEMBER 31, 2002
    ..........................................................................

                                        1 YEAR    LIFE OF FUND    INCEPTION DATE
    Municipal Series - Premium Class    1.21%        1.58%        April 19, 2001

o   FEES AND EXPENSES

    These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

    ANNUAL FUND OPERATING EXPENSES -- EXPENSES THAT ARE DEDUCTED FROM FUND
    ASSETS
    ..........................................................................

                                                        PREMIUM CLASS
    Management Fees                                         0.17%
    Distribution (12b-1) Fees                               None
    Other Expenses (1)                                      0.05%
                                                            -----
    Total Annual Fund Operating Expenses (2)                0.22%
                                                            =====

    (1) "Other Expenses" include expenses such as legal, accounting and printing services.
    (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.

o   EXAMPLE

    This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR         3 YEARS       5 YEARS          10 YEARS
                $23            $72           $125             $281

                              FUNDS' MANAGEMENT

    INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.


    The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

    The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

    INVESTMENT SUB-ADVISERS. Lincoln serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. Lincoln manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. Prior to June 1, 2003, Opus Investment Management, Inc. ("Opus") (formerly Allmerica Asset Management, Inc.) served as investment sub-adviser to the Cash Portfolio and the U.S. Government Portfolio. The team of investment professionals involved in the management of the portfolios at Lincoln include substantially all of the professional staff who previously managed the Cash Portfolio and the U.S. Government Portfolio as Opus. The business address of Lincoln is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02111. Lincoln and its predecessor company have been providing investment advisory services since 1981. Lincoln is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc.

    M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

    ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 161 North Clark Street, Chicago, Illinois 60601. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

    Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                           SHAREHOLDER INFORMATION

o   PURCHASES

    GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


    Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


    INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Funds is $10 million. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

    OTHER INFORMATION. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

    Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                          Investors Bank & Trust Company
                                 ABA #: 011001438
                                Attn: Name of Fund
                                 DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

    A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                      Cash Series                 4:00 p.m. (ET)
                      Prime Series                4:00 p.m. (ET)
                      Treasury Series             2:00 p.m. (ET)
                      Treasury Plus Series        4:00 p.m. (ET)
                      U.S. Government Series      5:00 p.m. (ET)
                      Municipal Series           12:00 p.m. (ET)

    Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

o   REDEMPTIONS

    Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

    Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                      Cash Series                 4:00 p.m. (ET)
                      Prime Series                4:00 p.m. (ET)
                      Treasury Series             2:00 p.m. (ET)
                      Treasury Plus Series        4:00 p.m. (ET)
                      U.S. Government Series      5:00 p.m. (ET)
                      Municipal Series           12:00 p.m. (ET)

    Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

    On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

    A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

    REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

    A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

    REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

    TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

    No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

o   VALUATION OF SHARES

    Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

o   DIVIDENDS AND DISTRIBUTIONS

    Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

o   FEDERAL TAXES

    Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

    The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

    Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

    Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

o   MASTER/FEEDER STRUCTURE

    The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

    Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

o   PRIVACY POLICY

    The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

    As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

    We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

    We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

    We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

    On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Premium Class financial performance since the Funds commenced operations. Certain information reflects financial results for a single Premium Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Premium Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.

Selected data for a Premium Class share of beneficial interest outstanding throughout the period is presented below:

                                                                                         ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                                                                                    SUPPLEMENTAL DATA
                                                                                       --------------------------------------------
                   NET ASSET VALUE      NET         DISTRIBUTIONS        NET ASSET      TOTAL                 NET      NET ASSETS
PERIOD ENDED      BEGINNING OF       INVESTMENT       FROM NET             VALUE       RETURN      NET    INVESTMENT  END OF PERIOD
DECEMBER 31,            PERIOD         INCOME     INVESETMENT INCOME   END OF PERIOD     (A)     EXPENSES   INCOME    (000S OMITTED)
CASH SERIES(1)
    2002               $1.000          $0.019         $(0.019)            $1.000         1.88%     0.19%     1.86%      $3,531,473
    2001                1.000           0.042          (0.042)             1.000         4.31      0.21      3.55        3,206,216
    2000                1.000           0.063          (0.063)             1.000         6.52      0.21      6.32          161,062
    1999                1.000           0.051          (0.051)             1.000         5.22      0.25      5.10            7,232
            100

TREASURY SERIES(2)
    2002                1.000           0.016          (0.016)             1.000         1.54      0.20      1.55           61,403
    2001                1.000           0.038          (0.038)             1.000         3.84      0.20      3.40          113,892
    2000                1.000           0.057          (0.057)             1.000         5.81      0.25      5.66           50,804
    1999                1.000           0.039          (0.039)             1.000         4.54      0.28      4.46           24,816

TREASURY PLUS SERIES(3)
    2002                1.000           0.015          (0.015)             1.000         1.50      0.22      1.43           87,070
    2001                1.000           0.037          (0.037)             1.000         3.75      0.21      3.53           23,059
    2000                1.000           0.042          (0.042)             1.000         6.45      0.23      6.27           24,764

U.S. GOVERNMENT SERIES(3)
    2002                1.000           0.018          (0.018)             1.000         1.85      0.19      1.71           35,786
    2001                1.000           0.040          (0.040)             1.000         4.07      0.21      2.68           11,385
    2000                1.000           0.042          (0.042)             1.000         6.42      0.25      6.24               80

MUNICIPAL SERIES(4)
    2002                1.000           0.012          (0.012)             1.000         1.21      0.22      1.21                5
    2001                1.000           0.015          (0.015)             1.000         2.09      0.28      2.08                5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(B) Net expenses before waivers and reimbursements of fees by the Adviser for the Premium Class of the Cash Series for the year ended December 31, 1998 were 0.34%.
(1) Commenced Operations June 25, 1998.
(2) Commenced Operations February 19, 1999.
(3) Commenced Operations May 1, 2000.
(4) Commenced Operations April 19, 2001.

                                  APPENDIX A

    THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST:

    ASSET-BACKED SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

    COMMERCIAL PAPER. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

    CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

    EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

    MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.

    REPURCHASE AGREEMENTS. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.

    RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

    VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

    ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                               MERRIMAC SERIES

                             MERRIMAC CASH SERIES
                            MERRIMAC PRIME SERIES
                           MERRIMAC TREASURY SERIES
                        MERRIMAC TREASURY PLUS SERIES
                       MERRIMAC U.S. GOVERNMENT SERIES
                          MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http:/ /www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                    Distributed by Funds Distributor Inc.
                                     Investment Company Act o File No. 811-08741